DERIVATIVES AND HEDGING (Details 2) (USD $) In Thousands, unless otherwise specified	Oct. 27, 2013	Oct. 28, 2012
Derivatives fair value
Asset Derivatives, Other current assets	$ (29,585)	$ 7,483
Derivatives designated as hedges | Commodity contracts | Other current assets
Derivatives fair value
Asset Derivatives, Other current assets	(25,802)	7,483
Derivatives not designated as hedges | Commodity contracts | Other current assets
Derivatives fair value
Asset Derivatives, Other current assets	$ (3,783)